UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-10083
                        ---------------------------------
                       Investment Company Act file number

                 Excelsior Directional Hedge Fund of Funds, LLC
                 ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2005
                        ----------
Date of reporting period: 3/31/2005
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year ended March 31, 2005

                Excelsior Directional Hedge Fund of Funds, LLC
                              Financial Statements






                            Year ended March 31, 2005








                                    Contents


Report of Independent Registered Public Accounting Firm ................ 1

Statement of Assets, Liabilities and Members' Equity - Net Assets....... 2

Schedule of Investments................................................. 3

Statement of Operations................................................. 4

Statements of Changes in Members' Equity - Net Assets................... 5

Statement of Cash Flows................................................. 6

Notes to Financial Statements........................................... 7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Managers of
Excelsior Directional Hedge Fund of Funds, LLC

We have audited the accompanying statements of assets, liabilities and members' equity - net assets of Excelsior Directional Hedge Fund of Funds, LLC (the "Fund"), including the schedule of investments, as of March 31, 2005, and the related statements of operations, and cash flows for the year then ended and the changes in members' equity - net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended March 31, 2003 and 2002 and for the period October 1, 2000 (commencement of operations) through March 31, 2001 were audited by other auditors whose report, dated May 24, 2004, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment funds owned as of March 31, 2005, by correspondence with management of the investment funds; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Excelsior Directional Hedge Fund of Funds, LLC as of March 31, 2005, the results of its operations and its cash flows for the year then ended and the changes in its members' equity - net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

May 26, 2005

                                  Excelsior Directional Hedge Fund of Funds, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $202,746,490)  $240,299,646
Cash and cash equivalents                                             19,385,028
Receivables for interests in Investment Funds sold                       718,045
Other assets                                                              62,754
--------------------------------------------------------------------------------

Total Assets                                                        $260,465,473
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                17,440,100
Payable for members' interests repurchased                               966,812
Due to Advisor                                                           890,261
Professional fees payable                                                142,391
Board of Managers' fees payable                                            7,125
Administration fees payable                                               75,000
--------------------------------------------------------------------------------

Total Liabilities                                                     19,521,689
--------------------------------------------------------------------------------

Net Assets                                                          $240,943,784
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                       $203,390,628
  Net unrealized appreciation on investments                          37,553,156
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $240,943,784
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                         Schedule of Investments
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

                                                                            % of                           First
                                      First                               Members'        %Ownership     Available
                                   Acquisition               Fair          Equity       of Investment   Redemption
Investment Funds                       Date        Cost*     Value*       Net Assets        Funds          Date**       Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.            7/1/2004     $7,000,000    $6,953,390   2.89%          6.32%             7/1/05       Quarterly
Foundation Partners, L.P.           7/1/2002      8,000,000     9,089,889   3.77%          8.29%             N/A          Quarterly
SAB Capital Partners, L.P.          4/1/2001      5,000,000     6,831,931   2.84%          1.03%             N/A           Annually
Spring Point Institutional          1/1/2004     17,000,000    17,302,834   7.17%          4.86%             N/A          Quarterly
  Partners, L.P.
Swiftcurrent Partners, L.P.        10/1/2000      3,550,000     5,684,679   2.36%          1.35%             N/A           Annually
Tonga Partners, L.P.               10/1/2000      3,060,553     7,600,261   3.15%          3.26%             N/A       Semi-annually
                                   ----------------------------------------------
         Strategy  Total                         43,610,553    53,462,984  22.18%
                                   ----------------------------------------------
Opportunistic Long/Short Equity Funds
-------------------------------------
Alson Signature Fund I, L.P.       10/1/2002     8,748,954     11,106,690   4.61%          8.94%            N/A          Quarterly
Cadmus Capital partners (QP),L.P.   7/1/2003     3,500,000      4,005,783   1.66%          2.58%            N/A          Quarterly
Indus Asia Pacific Fund, L.P.       3/1/2004     3,000,000      3,326,278   1.38%          1.38%            N/A          Quarterly
Indus Japan Fund,L.P.               3/1/2004     6,000,000      7,079,471   2.94%          3.77%            N/A          Quarterly
Palmyra Capital Institutional       1/1/2004     9,000,000      8,265,098   3.43%          4.52%            N/A          Quarterly
  Fund,L.P.
Phinity Capital, L.P.              10/1/2004    10,200,000      9,979,048   4.14%         13.76%           10/1/05       Quarterly
Quaker Capital Partners I, L.P.     1/1/2001     6,000,000     11,412,304   4.74%          3.02%            N/A           Annually
                                   ----------------------------------------------
          Strategy Total                        46,448,954     55,174,672  22.90%
                                   ----------------------------------------------
Hedged Sector Funds
-------------------
Argus Healthcare Partners, L.P.    11/1/2003    7,000,000       6,774,570   2.81%          3.99%            N/A        Semi-annually
Coatue Qualified Partners, L.P.     1/1/2002    6,000,000       7,193,672   2.99%          3.28%            N/A           Quarterly
Durus Life Sciences Fund, LLC       1/1/2001      586,983         881,857   0.37%          2.05%            N/A              (1)
Endicott Partners II, L.P.          1/1/2003    6,500,000       7,188,575   2.98%          4.30%            N/A        Semi-annually
Heirloom Qualified Partners, L.P.   4/1/2004    7,000,000       7,452,712   3.09%          4.71%            N/A           Quarterly
Long Bow Partners, L.P.             5/1/2004    9,200,000       9,969,793   4.14%          5.50%            N/A           Quarterly
Vardon Partners II, L.P.           10/1/2002    9,000,000      10,872,550   4.51%          8.30%            N/A           Quarterly
                                   ----------------------------------------------
          Strategy Total                       45,286,983      50,333,729  20.89%
                                   ----------------------------------------------
Arbitrage/Distressed Funds
--------------------------
Aviator Partners, L.P.              8/1/2004    5,000,000       4,734,681   1.97%          9.26%            N/A           Quarterly
Canyon Value Realization Fund, L.P. 7/1/2003    9,400,000      11,386,491   4.73%          0.79%            N/A            Annually
Castlerigg Partners, L.P.           4/1/2004   15,000,000      16,214,301   6.72%          2.92%            N/A           Quarterly
Farallon Capital Partners, L.P.    11/1/2004   10,000,000      10,958,120   4.55%          0.27%           11/1/05         Annually
JMG Capital Partners, L.P.         10/1/2000    6,750,000      10,877,367   4.51%          1.18%            N/A           Quarterly
K Capital  II, L.P.                 1/1/2001    8,000,000       9,284,984   3.85%          2.02%            N/A           Quarterly
M&M Arbitrage, LLC                  4/1/2004    4,000,000       3,917,379   1.63%          2.58%            N/A           Quarterly
Satellite Fund II, L.P.            10/1/2000    3,000,000       4,349,454   1.81%          0.43%            N/A            Annually
Stark Investments L.P.             10/1/2000    6,250,000       9,605,483   3.99%          0.52%            N/A            Annually
                                   ----------------------------------------------
             Strategy Total                    67,400,000      81,328,260  33.76%
                                   ----------------------------------------------

Total Investments in Investment Funds        $202,746,490     240,299,646  99.73%
                                             ============
Other Assets, Less Liabilities                                    644,138   0.27%
                                                             --------------------
Members' Equity -Net Assets                                  $240,943,784 100.00%
                                                             ====================


*   See definition in Note 2a.                              N/A Initial lock-up period has either expired prior to March 31, 2005 or
**  From original investment date.                              Investment Fund did not have an initial lock-up period. However
*** Available frequency of redemptions after initial            specific redemption restrictions may apply.
    lock-up period.                                         (1) The Investment Fund is currently in liquidation and has eliminated partner withdrawal rights.


  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------
                                                       Year ended March 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                              $   89,520
--------------------------------------------------------------------------------

Total Investment Income                                                   89,520
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                         3,285,747
Professional fees                                                        295,082
Administration fees                                                      150,000
Board of Managers' fees and expenses                                      51,375
Other                                                                    161,543
--------------------------------------------------------------------------------

Total Operating Expenses                                               3,943,747
--------------------------------------------------------------------------------

Net Investment Loss                                                  (3,854,227)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net Realized gain from investments in Investment Funds                 4,381,777
Change in net unrealized appreciation on
     investments in Investment Funds                                  10,736,054
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                     15,117,831
--------------------------------------------------------------------------------
INCREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                            $11,263,604
--------------------------------------------------------------------------------










  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                            Statements of Changes in Members'Equity - Net Assets
--------------------------------------------------------------------------------
                                               Year ended           Year ended
                                                March 31,            March 31,
                                                  2005                  2004
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                           $(3,854,227)          $(2,855,805)
Net realized gain from investments              4,381,777              2,991,622
Change in net unrealized appreciation
     on investments                            10,736,054             19,855,356
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations       11,263,604             19,991,173
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                        $76,831,709             38,682,473
Members' interests repurchased                (21,115,712)          (19,745,980)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
       Derived from Capital Transactions       55,715,997             18,936,493
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets   66,979,601             38,927,666

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF YEAR                   173,964,183            135,036,517
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF YEAR                        $240,943,784           $173,964,183
--------------------------------------------------------------------------------














  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                         Statement of Cash Flows
--------------------------------------------------------------------------------
                                                       Year ended March 31, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                           $11,263,604

Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in
   operating activities:
      Change in net unrealized appreciation on investments          (10,736,054)
      Net realized gain from investments                             (4,381,777)
      Purchases of Investment Funds                                 (93,800,000)
      Proceeds from sales of Investment Funds                         33,081,777
      Increase in receivables from Investment Funds                    (112,913)
      Increase in other assets                                           (6,098)
      Increase in due to Advisor                                         251,163
      Decrease in Board of Managers' fees payable                        (1,125)
      Increase in professional fees payable                               57,390
      Increase in administration fees payable                             37,500
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (64,346,533)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from members' subscriptions                                  66,003,501
Payments for members' interests repurchased                         (21,292,191)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                             44,711,310
--------------------------------------------------------------------------------

Net decrease  in cash and cash equivalents                          (19,635,223)
Cash and cash equivalents at beginning of year                        39,020,251
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                             $19,385,028
--------------------------------------------------------------------------------








     The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                   Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to maximize capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

U.S. Trust Hedge Fund Management, Inc. (formerly known as NCT Opportunities, Inc.) serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Managers have engaged the Advisor to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Member subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may, from time to time, offer to repurchase interests from members pursuant to written tenders by the members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Managers. The Advisor expects that, generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, at June 30th and December 31st. Members can only transfer or assign their Company interests under certain limited circumstances.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund, and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements. The Advisor, or, in certain cases, the Managers, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Managers, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

The Company's investment in Durus Life Sciences Fund, LLC, valued at $881,857 and representing 0.37% of members' equity - net assets as of March 31, 2005, was fair valued in good faith by the Advisor at a value different than the value supplied by this Investment Fund's manager. This Investment Fund is in liquidation at March 31, 2005, and therefore, the Advisor determined the fair value of the Company's investment based on information provided to the Advisor. Due to this Investment Fund being in liquidation there are no ongoing redemption rights available to partners.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Such Investment Fund's fair value does not reflect any potential contingent liabilities associated with either the liquidation of the Investment Fund or, if any, pending litigation against it.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments.

b. Company Expenses

The Company will bear certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; management fee; travel and related expenses of the Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

c.  Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company on Schedule K-1 by the Investment Funds for the year ended December 31, 2004. Based on Investment Funds owned at December 31, 2004, the cost of investments for Federal income tax purposes was $218,268,261. This consisted of aggregate gross unrealized appreciation of $19,426,188 and aggregate gross unrealized depreciation of $1,290,001.

d. Other

Cash and cash equivalents consist of monies invested in a U.S. Trust Company, N.A. custody account, which earn interest at money market rates. Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2005, the employees and affiliates of the Advisor have a combined interest of approximately 7.29% of the Company's members' equity - net assets.

The Advisor provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Advisor provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Advisor a quarterly management fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the year ended March 31, 2005, the management fee was $3,285,747, of which $890,261 was payable as of March 31, 2005.

The Company earned $89,520 of interest income on cash balances maintained at U.S. Trust Company, N.A., an affiliate of the Company. At March 31, 2005, the Company had a cash balance of $19,385,028 held by this affiliate. The Company invested $13,000,000 in four existing Investment Funds as of April 1, 2005.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

Each Manager, who is not an "interested person" of the Company as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers who are not an "interested person" of the Company are reimbursed by the Company for all reasonable out-of-pocket expenses. The Company incurred $51,375 of such expenses for the year ended March 31, 2005, of which $7,125 is payable as of March 31, 2005.

The Company incurred $8,000 in fees for the year ended March 31, 2005 related to custodian services provided by U.S. Trust Company, N.A.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the year ended March 31, 2005, the Company incurred $150,000 in expenses related to such administrative services, of which $75,000 was payable as of March 31, 2005. On March 1, 2005 the Managers approved a new agreement with J.D. Clark & Co beginning April 1, 2005.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of March 31, 2005, the Company had investments in twenty-nine Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from three months to one year from initial investment.

Aggregate purchases and proceeds from sales of interest in Investment Funds for the year ended March 31, 2005 amounted to $93,800,000 and $33,081,777, respectively.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

6. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                   For the         For the        For the       For the
                                     year             year         year          year            October 1,
                                    ended            ended         ended         ended             2000* -
                                   March 31,       March 31,      March 31,     March 31,         March 31
                                     2005            2004           2003           2002             2001
--------------------------------------------------------------------------------------------------------------
Net assets, end of period          $240,943,784    $173,964,183    $135,036,517   $75,655,074      $21,109,962

Ratio of net investment               (1.77%)         (1.82%)         (1.88%)       (2.15%)          (1.32%)
  loss to average members'
  equity -   net assets (a), (b)
Ratio of expenses to                    1.81%           1.87%           1.92%         2.16%           1.33%
  average members' -
  net assets (a), (b)
Portfolio turnover                     15.61%          22.70%          14.31%           -               -
Total return (c)                        4.83%          13.68%          (1.98%)        6.98%           5.44%




* Commencement of operations. The ratios and total return are not annualized for the initial period.

(a) Average members' equity - net assets is determined using the net assets at the end of each month during the period indicated.
(b) Ratios do not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive allocation, of the Investment Funds.
(c) Total return assumes a purchase of an interest in the Company on the first day and the sale of the interest on the last day of the period.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

7. Subsequent Events

As of March 31, 2005, the Company received capital subscriptions from members in the amount of $17,440,100, which is reflected as members interests received in advance on the Statement of Assets, Liabilities and Members' Equity - Net Assets. These subscriptions became interests in the Company effective April 1, 2005. The Company also invested $13,000,000 in four existing Investment Funds as of April 1, 2005.

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

9. Company Management (Unaudited)

Information pertaining to the Board of Managers and officers of the Company is set forth below:

                           Position(s)     Term of        Principal                  Number of
                           held            Office and     Occupation                 Portfolios in
                           with            Length of      During                     Fund Complex
                           the             Time           Last                       Overseen by
Name, address and age      Company         Served         Five Years                 Manager
----------------------------------------------------------------------------------------------------
                             Disinterested Managers

Gene M.Bernstein           Manager         Term -         Director of NIC                 4
U.S. Trust Company                         Indefinite     Holding Corp; Dean
114 West 47th Street                       Length         of the Skodneck
New York, NY 10036                         - since        Business Development
Age 57                                     October        Center at Hofstra
                                           2000           University (2000 to
                                                          2001); President and
                                                          Vice Chairman at
                                                          Northville
                                                          Industries, a petroleum
                                                          marketing, distribution,
                                                          trading and storage company.
                                                          Also Director or Manager of
                                                          Excelsior Private Equity
                                                          Fund II, Inc., Excelsior
                                                          Venture Partners III,
                                                          LLC and Excelsior Venture
                                                          Investors III, LLC.


Stephen V. Murphy          Manager         Term -         President, S.V.                 4
U.S. Trust Company                         Indefinite     Murphy & Co., Inc.
114 West 47th Street                       Length         (1991 to present).
New York, NY 10036                         - since        Also Director  or
Age 59                                     October        Manager of Excelsior
                                           2000           Private Equity Fund
                                                          II, Inc., Excelsior
                                                          Venture Partners III,
                                                          LLC and Excelsior
                                                          Venture Investors
                                                          III, LLC.


Victor F. Imbimbo, Jr.     Manager          Term -        President of North              4
U.S. Trust Company                          Indefinite    America
114 West 47th Street                        Length -      TBWA/WorldHealth, a
New York, NY 10036                          since         global healthcare
Age 52                                      October       marketing agency
                                            2000          (October 2002 to
                                                          present);Founder,
                                                          President and Chief
                                                          Executive
                                                          Officer,Bedrock
                                                          Communications, Inc.
                                                          (1998 to 2002);
                                                          Founder, President
                                                          and Chief Executive
                                                          Officer, Hadley Group
                                                          (1985 to 1998).  Also
                                                          Director or Manager
                                                          of Excelsior Private
                                                          Equity Fund II, Inc.,
                                                          Excelsior Venture
                                                          Partners III, LLC,
                                                          and Excelsior Venture
                                                          Investors III, LLC.


                                 Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

9. Company Management (Unaudited) (continued)

                           Position        Term of         Principal                 Number of
                           Held            Office and      Occupation                Portfolios
                           With            Length of       During                    Fund Complex
                           The             Time            Past                      Overseen by
Name, Address and Age      Company         Served          Five Years                Manager
--------------------------------------------------------------------------------------------------
                               Interested Manager

Douglas Lindgren*          Manager         Term -          Chair of U.S. Trust's         7
U.S. Trust Company         and             Indefinite      Alternative
225 High Ridge Road        Chairman        Length          Investments Division,
Stamford, CT 06905                         - since         Managing Director and
Age 44                                     July            Senior V.P. of U.S.
                                           2003            Trust (4/95 to
                                                           present).  Also a
                                                           manager of Excelsior
                                                           Buyout Investors LLC
                                                           and Excelsior
                                                           Directional Hedge
                                                           Fund of Funds LLC.

                          Officers who are not Managers

Spencer Boggess            Chief          Term -           Chief Executive               N/A
U.S. Trust Company         Executive      Indefinite       Officer of U.S. Trust
222 High Ridge Road        Officer        Length           Hedge Fund
Stamford, CT 06905                        -since           Management, Inc.
Age 37                                    July             (7/04 to present);
                                          2004             Portfolio manager of
                                                           Excelsior Directional
                                                           Hedge Fund of Funds,
                                                           LLC (7/03 to
                                                           present);  Senior
                                                           V.P. and Co-Director
                                                           of Research of CTC
                                                           Consulting, Inc.
                                                           (10/00 to 6/03);
                                                           Principal of Winston
                                                           Partners (9/96 to
                                                           9/00)

Robert F. Aufenanger       Chief          Term -           Chief Financial                N/A
U.S. Trust Company         Financial      Indefinite       Officer and Treasurer
225 High Ridge Road        Officer        Length           of U.S. Trust's
Stamcord, CT 06905         and            - since          Alternative
Age 51                     Treasurer      July             Investments Division
                                          2003             and Senior V.P. of
                                                           U.S. Trust (4/03 to
                                                           present); Independent
                                                           consultant to private
                                                           equity funds (1/02 to
                                                           3/03); Chief
                                                           Financial Officer,
                                                           Icon Holding Corp.
                                                           (12/99 to 12/01);
                                                           Chief Financial
                                                           Officer, Partnership
                                                           Group, Merrill Lynch
                                                           & Co., Inc. (6/85 to
                                                           10/99).

Cynthia Englert            Secretary       Term -          V.P. of U.S. Trust             N/A
U.S. Trust Company                         Indefinite      (8/01 to present);
225 High Ridge Road                        Length          Controller, Whitney &
Stamford, CT 06905                         -since          Company (5/99 to
Age 40                                     June            8/01); Financial
                                           2003            analyst, Greenwich
                                                           Capital Markets (7/93
                                                           to 3/99).

* Manager is an "interested person" (as defined by the 1940 Act) of the Company because of his affiliation with the Advisor and its affiliates.


All officers of the Company are employees and/ or officers of the Investment Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Company and is available upon request.

ITEM 2.   CODE OF ETHICS.
-------------------------
The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2005, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------
The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940, (the "1940 Act") for the fiscal years ended March 31, 2004 and March 31, 2005 were $56,000 and $56,000, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees, for tax compliance, tax advice or tax planning services, to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1)
During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2005, were $0 and $618,675, respectively.

The amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2003, were $0 and $623,000, respectively.

(h) The Registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES
--------------------------------------------------------------------------
Not yet applicable.


ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END
MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY
HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) CODE OF ETHICS (See Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title) /s/ Douglas A. Lindgren
                        -------------------------
                        Douglas A. Lindgren, Principal
Executive Officer
Date June 7, 2005
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
-----------------------------------------------------------
By (Signature and Title) /s/ Robert Aufenanger
                        ------------------------
                        Robert Aufenanger, Principal
Financial Officer
Date June 7, 2005
     ------------